10-K Significant Accounting Policies (Details)		12 Months Ended
	May 09, 2024 $ / shares shares	Dec. 31, 2023 contract $ / shares shares	Jun. 30, 2024 $ / shares shares	May 08, 2024 shares	Dec. 31, 2022 $ / shares shares
Property, Plant and Equipment [Line Items]
Amortization period for capitalized costs		3 years
Number of lease contracts | contract		2
Employer matching contribution, percent of match		100.00%
Employer matching contribution, percent of employees' gross pay		4.00%
Stock split	240,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01	$ 0.01		$ 0.01
Common stock, shares issued (in shares)	24,000,000	24,000,000	32,658,823	100	24,000,000
Common stock, shares outstanding (in shares)	24,000,000	24,000,000	32,658,823	100	24,000,000
Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, net, useful lives		3 years
Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, net, useful lives		10 years